Research Collaboration and License Agreement - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2022
Research Collaboration And License Agreement [Line Items]
Performance obligation transaction price		$ 27.0
Based on License [Member]
Research Collaboration And License Agreement [Line Items]
Performance obligation transaction price		25.6
Based on Research Activities [Member]
Research Collaboration And License Agreement [Line Items]
Performance obligation transaction price		1.4
Early Development and Regulatory Milestones [Member]
Research Collaboration And License Agreement [Line Items]
Upfront of milestones payment		80.0
Non Early Stage Development Milestones [Member] | Non Exercise of Co-Funding And Co-Promotion Option [Member]
Research Collaboration And License Agreement [Line Items]
Upfront of milestones payment		165.0
Non Early Stage Development Milestones [Member] | Exercise of Co-Funding And Co-Promotion Option [Member]
Research Collaboration And License Agreement [Line Items]
Upfront of milestones payment		70.0
Specified Sales Based Milestones [Member]
Research Collaboration And License Agreement [Line Items]
Upfront of milestones payment		$ 235.0
Pfizer [Member]
Research Collaboration And License Agreement [Line Items]
Upfront payment received	$ 15.0